Income Taxes (Details) - Schedule of income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal
State	87	79
Foreign	1,090	1,229
Total current expense	1,177	1,308
Deferred:
Federal
State	62	14
Foreign	603	(80)
Total deferred expense	665	(66)
Income tax expense	$ 1,842	$ 1,242